NON-CONTROLLING INTEREST - Schedule of non-controlling interest (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
NON-CONTROLLING INTEREST
Balance, Beginning	$ (156,366)
Share of net loss	(23,165)	$ (5,572)
Share of other comprehensive loss	(116,534)	(40,657)
Balance, Ending		(156,366)
Qinghai Found
NON-CONTROLLING INTEREST
Balance, Beginning	(156,366)	(110,137)
Share of net loss	(23,165)	(5,572)
Share of other comprehensive loss	(116,534)	(40,657)
Derecognition upon wind-up of a subsidiary	$ 296,065
Balance, Ending		$ (156,366)